Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Fair Value Hierarchy Carrying Amounts Of Financial Assets and Financial Liabilities
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. They do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value. The tables present the amounts as of December 31, 2020 and 2021.

	Carrying amounts		Fair values
Financial instruments as of December 31, 2020 in €‘000	Mandatorily at FVTPL	At amortized cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Loans receivable	2,665				2,665
Financial assets not measured at fair value
Cash and cash equivalents		385,542
Trade and other receivables		24,448
Unpaid capital contribution		89,295
Deposits		2,001
Advances and loans receivable		2,483			2,491

Total	2,665	503,769			5,156
Financial liabilities not measured at fair value
Bank overdrafts		95
Loans and borrowings (excluding lease liabilities)		411,006
Deferred consideration		13,993
Trade and other payables		304,537		298,664
thereof for capitalized licenses		239,226		233,353

Total		729,631		298,664

The Company has adjusted the December 31, 2020 comparative amounts for certain immaterial errors to align with the December 31, 2021 presentation.

				Fair values
Financial instruments as of December 31, 2021 in €‘000	Mandatorily at FVTPL	FVOCI – equity investments	At amortized cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Loans receivable	—					—
Equity investment		2,605				2,605
Financial assets not measured at fair value
Cash and cash equivalents			742,773
Trade and other receivables			37,773
Deposits			2,142
Advances and loans receivable			1,767			1,770

Total	—	2,605	784,455			4,375
Financial liabilities measured at fair value
Contingent consideration	8,436					8,436
Financial liabilities not measured at fair value
Bank overdrafts			73
Loans and borrowings (excluding lease liabilities)			411,379
Deferred consideration			7,714
Trade and other payables			511,719		518,145
thereof for capitalized licenses			441,366		447,792

Total	8,436		930,885		518,145	8,436

Summary of Reconciliation From The Opening Balances To The Closing Balances For Level 3 Fair Values
Following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

in €‘000	Equity investment	Loans receivable	Contingent consideration
Balance as of January 1, 2021	—	2,665	—
Assumed in a business combination	—	—	8,246
Acquisition	2,605	—	—
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	—	(2,665)	190

Balance as of December 31, 2021	2,605	—	8,436

Summary of Provides Information About The Exposure To Credit Risk And ECLs For Loans Receivable
The following table provides information about the exposure to credit risk and ECLs for loans receivable as of December 31, 2020 and 2021:

Loans receivable: exposure to credit risk and ECLs
in €‘000	Gross carrying amount	Weighted average loss rate	Impairment loss allowance	Credit- impaired
Grades 1 - 6: Low risk (BBB- to AAA)	658	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	6,243	28.1%	(1,754)	no
Grade 12: Loss (D)	6,702	100.0%	(6,702)	yes

Total as of December 31, 2020	13,603		(8,456)

Grades 1 - 6: Low risk (BBB- to AAA)	567	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,288	63,5%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes

Total as of December 31, 2021	16,113		(14,345)

Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs

Trade receivables from individual customers: exposure to credit risk and ECLs
in €‘000	Gross carrying amount	Weighted average loss rate	Impairment loss allowance	Credit- impaired
Current (not past due)	11,410	1.01%	(115)	no
1 to 60 days past due	10,771	5.27%	(567)	no
61 to 90 days past due	828	11.19%	(93)	no
More than 90 days past due	4,637	79.94%	(3,707)	yes

Total as of December 31, 2020	27,646		(4,482)

Current (not past due)	7,390	0.48%	(36)	no
1 to 60 days past due	19,525	1.58%	(308)	no
61 to 90 days past due	2,321	6.80%	(158)	no
More than 90 days past due	7,111	51.88%	(3,689)	yes

Total as of December 31, 2021	36,347		(4,190)

Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies	The following table provides the effects of a five and ten percent quantitative change of foreign currency exchange rates of the Euro against the exposed currencies as of December 31, 2020 and 2021, on profit or loss:

Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies	December 31,
in €‘000	2020	2021
€ exchange rate +10%	(13,839)	43,486
€ exchange rate +5%	(6,918)	21,743
€ exchange rate -5%	6,918	(21,743)
€ exchange rate -10%	13,839	(43,486)

Bank Borrowings [Member]
Statements [Line Items]
Summary of Contractual Cash Flows For Financial Liabilities
The following tables show contractual cash flows for financial liabilities:

Bank debt - contractual cash flows 1)	December 31,
in €‘000	2020	2021
due within one year	18,829	14,978
due within two to five years	73,139	59,658
due after five years	455,211	433,230

Total	547,179	507,866

Deferred And Contingent Consideration [Member]
Statements [Line Items]
Summary of Contractual Cash Flows For Financial Liabilities

Deferred & contingent consideration cash flows	December 31,
in €‘000	2020	2021
due within one year	7,243	11,829
due within two to five years	6,750	4,321

Total	13,993	16,150

Trade Payables [Member]
Statements [Line Items]
Summary of Contractual Cash Flows For Financial Liabilities

Trade payables	December 31,
in €‘000	2020	2021
due within one year	133,987	150,538
due within two to five years	149,107	263,397
due after five years	8,355	106,490

Total	291,449	520,425

Lease liabilities [member]
Statements [Line Items]
Summary of Contractual Cash Flows For Financial Liabilities

Lease liabilities cash flows	December 31,
in €‘000	2020	2021
due within one year	8,215	6,085
due within two to five years	19,003	16,623
due after five years	2,153	3,274

Total	29,371	25,982

Other Financial Liabilities [Member]
Statements [Line Items]
Summary of Contractual Cash Flows For Financial Liabilities

Other financial liabilities	December 31,
in €‘000	2020	2021
due within one year	4,656	5,982

Total	4,656	5,982